Cover	Oct. 08, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 08, 2021
Entity File Number	000-55689
Entity Registrant Name	U.S. Lighting Group, Inc.
Entity Central Index Key	0001536394
Entity Tax Identification Number	46-3556776
Entity Incorporation, State or Country Code	FL
Entity Address, Address Line One	1148
Entity Address, Address Line Two	222
Entity Address, City or Town	Euclid
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44117
City Area Code	216
Local Phone Number	896-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	N/A
Trading Symbol	N/A
Security Exchange Name	NONE
Entity Emerging Growth Company	false